LEASES - Right-of-use leased asset (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Right-of-use lease asset and Liabilities
Book value at the beginning of the year	$ 11,601,752
Depreciation of the year	5,036,703	$ 3,418,956	$ 3,565,894
Book value at the end of the year	16,377,701	11,601,752
Gross carrying amount
Right-of-use lease asset and Liabilities
Book value at the beginning of the year	20,979,597	21,163,192
Additions of the year	9,569,819	2,585,223
Additions from business combination		168,988
Disposals	(680,110)	(1,284,975)
Exchange differences	273,529	(1,652,831)
Book value at the end of the year	30,142,835	20,979,597	21,163,192
Accumulated depreciation
Right-of-use lease asset and Liabilities
Book value at the beginning of the year	(9,377,845)	(7,226,617)
Depreciation of the year	5,036,703	3,418,956
Disposals	(697,150)	(1,092,167)
Exchange differences	47,736	(175,561)
Book value at the end of the year	$ (13,765,134)	$ (9,377,845)	$ (7,226,617)